Rule 497 (e)
                                          Registration Nos. 333-140895 811-22019


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
                      FIRST TRUST ENERGY ALPHADEX(R) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(R) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
                     FIRST TRUST MATERIALS ALPHADEX(R) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
                     FIRST TRUST UTILITIES ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
                   FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                     FIRST TRUST MEGA CAP ALPHADEX(R) FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2015
       AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2015 AND MARCH 18, 2016
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2015
        AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2015, JANUARY 13, 2016
                               AND MARCH 18, 2016

                              DATED APRIL 12, 2016

      As of April 8, 2016, any and all parts of the prospectus and statement of additional information relating to First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Style Funds") are hereby superseded by the prospectus and statement of additional information of the Style Funds, which is dated as of, and was filed with the Securities and Exchange Commission on, April 8, 2016.



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE